Concentrations of Risk (Details)	6 Months Ended
Dec. 31, 2020 USD ($) Integer
Concentrations of risk (Textual)
Insurance coverage of each bank | $	$ 250,000
Total Purchase [Member] | One vendor [Member]
Concentrations of risk (Textual)
Number of vendors | Integer	3
Concentration of credit risk, percentage	52.00%
Total Purchase [Member] | Two vendor [Member]
Concentrations of risk (Textual)
Number of vendors | Integer	3
Concentration of credit risk, percentage	21.00%
Total Purchase [Member] | Three vendor [Member]
Concentrations of risk (Textual)
Number of vendors | Integer	3
Concentration of credit risk, percentage	12.00%
PRC [Member]
Concentrations of risk (Textual)
Insurance coverage of each bank | $	$ 72,000
RMB [Member] | PRC [Member]
Concentrations of risk (Textual)
Insurance coverage of each bank | $	$ 500,000